Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation	A continuity of the decommissioning liability is as follows:

Total
Balance – current and non-current portion December 31, 2018	$44.9
Reclamation expenditures	(2.0)
Accretion expense	2.8
Revisions to expected discounted cash flows	13.3
Balance – current and non-current portion December 31, 2019	$59.0
Reclamation expenditures	(3.5)
Accretion expense	2.6
Revisions to expected discounted cash flows	17.1
Balance – current and non-current portion December 31, 2020	$75.2